CLOSURES AND IMPAIRMENTS EXPENSE (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
CLOSURES AND IMPAIRMENTS EXPENSE [Abstract]
Closures and impairments expenses
Closures and impairment expenses include the following for the 13 and 26 weeks ended December 4, 2012 and November 29, 2011 (in thousands):

	Thirteen weeks ended		Twenty-six weeks ended
	December 4, 2012	November 29, 2011	December 4, 2012	November 29, 2011
Property impairments	$18,514	$630	$18,962	$836
Closed restaurant lease reserves	(99)	(153)	379	(74)
Other closing costs	343	226	632	416
Gain on sale of surplus properties	(507)	(50)	(598)	(80)
	$18,251	$653	$19,375	$1,098

Closures and impairment expenses include the following (in thousands):

	2012	2011	2010
Property impairments	$13,633	$6,098	$3,181
Closed restaurant lease reserves	3,841	(333)	756
Other closing expense	1,869	437	859
Loss/(gain) on sale of surplus properties	(678)	47	(1,020)
	$18,665	$6,249	$3,776

Future lease obligations associated with closed properties
A rollforward of our future lease obligations associated with closed properties is as follows (in thousands):

Lease Obligations
Balance at June 5, 2012	$6,813
Closing expense including rent and other lease charges	379
Payments	(1,581)
Transfer of deferred escalating minimum rent balance	348
Other adjustments	(19)
Balance at December 4, 2012	$5,940

A rollforward of our future lease obligations associated with closed properties is as follows (in thousands):

	2012	2011
Beginning of year	$2,660	$4,969
Closing expense including rent and other lease charges	3,841	(333)
Transfer of deferred escalating minimum rent balance	2,055	-
Lease obligations assumed with franchise acquisitions	-	396
Payments	(1,605)	(2,372)
Other adjustments	(138)	-
End of year	$6,813	$2,660